TAXES PAYABLE	12 Months Ended
Dec. 31, 2015
Taxes Payable, Current [Abstract]
Taxes Payable Current [Text Block]
12.	TAXES PAYABLE

Taxes payable consist of the following:

	December 31,
	2015	2014
	US$	US$
Value added tax	11,896	10,978
Enterprise income tax	97,299	114,881
Employee withholding taxes	3,727	3,759
City construction tax	595	2,598
Other levies	595	2,598
	114,112	134,814